Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,	December 31,
	2025	2024
BioLargo, Inc. and subsidiaries	$2,826	$3,175
Clyra Medical Technologies, Inc.	1,057	373
Total	$3,883	$3,548

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	December 31,	December 31,
	2025	2024
Customer A	59%	77%
	December 31,	December 31,
	2025	2024
Customer A	0%	82%

Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2025	2024
Raw material	$125	$210
Finished goods	185	120
Total	$310	$330

Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,	December 31,
	2025	2024
Patents	$34	$34
Security deposits	72	61
Total	$106	$95

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	2025	2024
Stock options	72,566,578	60,047,577
Warrants	31,244,078	31,615,616

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2025		2024
	Non Plan	2024 Plan	Non Plan	2018 Plan	2024 Plan
Risk free interest rate	4.10 - 4.23%	3.69 - 4.58%	3.81 - 4.34%	4.16%	3.75 - 4.58%
Expected volatility	87 - 91%	73 - 91%	95 - 117%	99%	91 - 96%
Expected dividend yield	—	—	—	—	—
Forfeiture rate	—	—	—	—	—
Life in years	10	5 - 10	10	10	10

Property, Plant and Equipment [Table Text Block]
	2025	2024
Equipment	$1,724	$1,678
Leasehold improvements	526	526
Total, at cost	2,250	2,204
Less: accumulated depreciation	(607)	(462)
Total equipment and leasehold improvements, net	$1,643	$1,742